UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               February 01, 2007
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           24
Form 13F Information Table Value Total:       674236
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Aaron Rents		COM	2535201		2543	88350	SOLE
Allied Capital		COM	01903q108	39116	1196945	SOLE
American States Water	COM	29899101	12594	326104	SOLE
Atmos Energy		COM	49560105	35611	1115995	SOLE
Entertainment PropertiesCOM	29380t105	44963	769380	SOLE
Equity Inns 		COM	294703103	22784	1427540	SOLE
Family Dollar Store	COM	307000109	36191	1233935	SOLE
GATX			COM	361448103	36351	838940	SOLE
HRPT Properties		COM	40426w101	38190	3092341	SOLE
Health Care REIT	COM	42217k106	35447	823960	SOLE
Heartland Express	COM	422347104	4120	274300	SOLE
Investors Financial	COM	461915100	35733	837430	SOLE
NBTY 			COM	628782104	42	1000	SOLE
Pacific Capital Bancorp	COM	69404p101	43470	1294507	SOLE
Pentair			COM	709631105	39819	1268115	SOLE
Plum Creek Timber	COM	729251108	22449	563326	SOLE
Sonoco 			COM	835495102	35968	945044	SOLE
Standard Pacific Corp	COM	85375C101	16938	632250	SOLE
Total System Services	COM	891906109	21533	815960	SOLE
Trustmark 		COM	898402102	31916	975725	SOLE
Trustreet Properties	COM	898404108	46845	2780100	SOLE
United Dominion Realty	COM	910197102	10332	325015	SOLE
Washington REIT		COM	939653101	15126	378150	SOLE
iStar Financial		COM	45031u101	46155	965190	SOLE
United Dominion Realty	COM	910197102	10405	344545	SOLE
Washington REIT		COM	939653101	16732	420400	SOLE
Weingarten Realty 	COM	948741103	14285	332050	SOLE
iStar Financial		COM	45031u101	37995	911154	SOLE